Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000027415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000027415 [Member] | Thermo Fisher Scientific Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027415 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027415 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027415 [Member] | Salesforce Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027415 [Member] | Safran S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027415 [Member] | UnitedHealth Group Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027415 [Member] | Vinci S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027415 [Member] | Unilever PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027415 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027415 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027415 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027415 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000027415 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000027415 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027415 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027415 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000027415 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000027415 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.40%
C000027415 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.60%
C000027415 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000027415 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.70%
C000027415 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.90%
C000027415 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000027415 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027415 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000027413 [Member] | Thermo Fisher Scientific Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027413 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027413 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027413 [Member] | Salesforce Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027413 [Member] | Safran S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027413 [Member] | UnitedHealth Group Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027413 [Member] | Vinci S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027413 [Member] | Unilever PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027413 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027413 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027413 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027413 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000027413 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000027413 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027413 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027413 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000027413 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000027413 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.40%
C000027413 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.60%
C000027413 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000027413 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.70%
C000027413 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.90%
C000027413 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000027413 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027413 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000027420 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027420 [Member] | CRH PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027420 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027420 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027420 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027420 [Member] | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027420 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027420 [Member] | Deere And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027420 [Member] | Brookfield Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027420 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027420 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000027420 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000027420 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027420 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000027420 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000027420 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027420 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000027420 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000027422 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027422 [Member] | CRH PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027422 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027422 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027422 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027422 [Member] | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027422 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027422 [Member] | Deere And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027422 [Member] | Brookfield Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027422 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000027422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000027422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000027422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000027422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000027422 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000081950 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081950 [Member] | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081950 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081950 [Member] | Amentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081950 [Member] | indie Semiconductor Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081950 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081950 [Member] | Eagle Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081950 [Member] | Silicon Motion Technology Corp ADR Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081950 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000081950 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000081950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000081950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000081950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000081950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000081950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081950 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000081950 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000027423 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027423 [Member] | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027423 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027423 [Member] | Amentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027423 [Member] | indie Semiconductor Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027423 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027423 [Member] | Eagle Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027423 [Member] | Silicon Motion Technology Corp ADR Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027423 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027423 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000027423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000027423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027423 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000027423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027423 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000027423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000081949 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081949 [Member] | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081949 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081949 [Member] | Amentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081949 [Member] | indie Semiconductor Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081949 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081949 [Member] | Eagle Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081949 [Member] | Silicon Motion Technology Corp ADR Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081949 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000081949 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000081949 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000081949 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000081949 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081949 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000081949 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081949 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000081949 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081949 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081949 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081949 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081949 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000081949 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000027424 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000027424 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000027424 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027424 [Member] | Contemporary Amperex Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027424 [Member] | NetEase Inc China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027424 [Member] | PDD Holdings Inc ADR China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027424 [Member] | Zijin Mining Group Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027424 [Member] | Hon Hai Precision Industry Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027424 [Member] | PICC Property And Casualty Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027424 [Member] | Jiangsu Hengrui Pharmaceuticals Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000027424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000027424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000027424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027424 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027424 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	87.20%
C000027424 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000027424 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000027424 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000105228 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000105228 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000105228 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105228 [Member] | Contemporary Amperex Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105228 [Member] | NetEase Inc China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105228 [Member] | PDD Holdings Inc ADR China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105228 [Member] | Zijin Mining Group Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105228 [Member] | Hon Hai Precision Industry Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000105228 [Member] | PICC Property And Casualty Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105228 [Member] | Jiangsu Hengrui Pharmaceuticals Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000105228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000105228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000105228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000105228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105228 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	87.20%
C000105228 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000105228 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000105228 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105228 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000158522 [Member] | National Rural Utilities Cooperative Finance Corp 1 350 03 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158522 [Member] | JobsOhio Beverage System Series B Build America Bonds 4 532 01 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158522 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158522 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158522 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158522 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158522 [Member] | FNMA 5 500 02 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158522 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158522 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158522 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158522 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158522 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000158522 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000158522 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000158522 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000158522 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158522 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000158522 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000158522 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158522 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158522 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000158522 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000027427 [Member] | National Rural Utilities Cooperative Finance Corp 1 350 03 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027427 [Member] | JobsOhio Beverage System Series B Build America Bonds 4 532 01 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027427 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027427 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027427 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027427 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027427 [Member] | FNMA 5 500 02 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027427 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027427 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027427 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027427 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027427 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000027427 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000027427 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000027427 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000027427 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027427 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000027427 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000027427 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027427 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027427 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000027427 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000158523 [Member] | National Rural Utilities Cooperative Finance Corp 1 350 03 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158523 [Member] | JobsOhio Beverage System Series B Build America Bonds 4 532 01 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158523 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158523 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158523 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158523 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158523 [Member] | FNMA 5 500 02 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158523 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158523 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158523 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158523 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158523 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000158523 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000158523 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000158523 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000158523 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158523 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000158523 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000158523 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158523 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158523 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000158523 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%